Net Loss Per Share Attributable to Common Stockholders - Summary of Computation of Net Loss Attributable To Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (71,704)	$ (10,521)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)	63,216,912	21,956,848
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in shares)	63,216,912	21,956,848
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (1.13)	$ (0.48)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1.13)	$ (0.48)